Unaudited Consolidated Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred finance fees, current portion	$ 2,012	$ 2,053
Debt Issuance Costs, Noncurrent, Net	$ 1,975	$ 2,981
Common unitholders - units outstanding	36,802,247	36,802,247
Common unitholders - units issued	36,802,247	36,802,247
General Partner unitholders - units outstanding	35,526	35,526
General Partner unitholders - units issued	35,526	35,526
Series A Preferred Stock [Member]
Preferred Units, Authorized	3,450,000	3,450,000
Units issued	3,000,000	3,000,000
Units outstanding	3,000,000	3,000,000
Series B Preferred Stock [Member]
Preferred Units, Authorized	2,530,000	2,530,000
Units issued	2,200,000	2,200,000
Units outstanding	2,200,000	2,200,000